LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

15.  LEASES

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to building, office facilities and equipment and the rights to use the land in the PRC. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

	As of December 31,
	2024	2025
Weighted average remaining lease term:
Operating lease	9.7 years	9.7 years
Finance lease	14.4 years	12.1 years

Weighted average discount rate:
Operating lease	7.20%	6.7%
Finance lease	8.20%	5.8%

Lease cost for finance leases capitalized were immaterial for the years ended December 31, 2023, 2024 and 2025.

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Lease cost
Finance lease cost:
Depreciation	199,926	165,262	205,297
Interest expenses	90,679	93,264	117,906
Operating lease cost	749,800	870,196	992,829
Total lease cost	1,040,405	1,128,722	1,316,032

Short-term lease cost and variable lease cost for operating leases and finance leases were immaterial for the years ended December 31, 2023, 2024 and 2025.

Other information related to leases was as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	796,541	847,908	961,747
Financing cash payments for finance leases	210,902	102,646	211,604
Operating cash payments for finance leases	90,679	93,264	117,906

15.  LEASES (CONTINUED)

Future lease payments under operating leases and finance leases as of December 31, 2025 were as follows:

	Operating Leases	Finance Leases
	RMB	RMB
2026	992,524	458,033
2027	796,747	440,640
2028	751,293	415,483
2029	727,114	242,937
2030	684,040	111,729
2031 and thereafter	2,945,405	1,486,225
Total future lease payments	6,897,123	3,155,047
Less: Imputed interest	(1,933,801)	(1,153,339)
Present value of future lease payments*	4,963,322	2,001,708
*

Present value of future operating lease payments consisted of current portion of operating lease liabilities and non-current portion of operating lease liabilities, amounting to RMB962,275 and RMB4,001,047 for the year ended December 31, 2025, respectively.

Present value of future finance lease payments consisted of current portion of finance lease liabilities and non-current portion of finance lease liabilities, amounting to RMB357,995 and RMB1,643,713 for the year ended December 31, 2025, respectively.